NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Policies)	6 Months Ended
Nov. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited financial statements are presented in accordance with generally accepted accounting principles for interim financial information and the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary in order to make the financial statements not misleading, have been included. Operating results for the six months ended November 30, 2020 are not necessarily indicative of results that may be expected for the year ending May 31, 2021.

Organization

Organization

The Marquie Group, Inc. (formerly Music of Your Life, Inc.) (the “Company”) was incorporated under the laws of the State of Florida on January 30, 2008 under the name of “Zhong Sen International Tea Company”. From January 2008 to May 2013, the Company operated with the principal business objective of providing sales and marketing consulting services to small to medium sized Chinese tea producing companies who wished to export and distribute high quality Chinese tea products worldwide. On May 31, 2013 (the “Closing Date”), the Company entered into a Merger Agreement (the “Merger Agreement”) by and among the Company, Music of Your Life, Inc., a Nevada corporation (“MYL Nevada”) incorporated October 10, 2012, and Music of Your Life Merger Sub, Inc., a Utah corporation ("Merger Sub"), pursuant to which MYL Nevada merged with Merger Sub. As a result of the merger, MYL Nevada became a wholly-owned subsidiary of the Company, and on July 26, 2013, the Company changed its name to Music of Your Life, Inc., a syndicated radio network. On May 20, 2014 the Company acquired 100% of the outstanding stock of iRadio, Inc., a Utah corporation. The Company was the surviving corporation. iRadio was an entity related to the Company by common ownership.

Reverse Stock Split

Reverse Stock Splits

Effective June 20, 2018, the Company effectuated a 1 share for 4,000 shares reverse stock split which reduced the issued and outstanding shares of common stock from 3,642,441,577 shares to 910,610 shares. Effective September 4, 2019, the Company effectuated a 1 share for 400 shares reverse stock split which reduced the issued and outstanding shares of common stock from 423,639,620 shares to 1,061,357 shares. The accompanying financial statements have been retroactively adjusted to reflect these reverse stock splits.

Acquisition of The Marquie Group, Inc.

Acquisition of The Marquie Group, Inc.

On August 16, 2018 (see Note 8), the Company merged with The Marquie Group, Inc. (“TMGI”) in exchange for the issuance of a total of 100,000 shares of our common stock to TMGI’s stockholders. Following the merger, the Company had 102,277 shares of common stock issued and outstanding. On December 5, 2018, the Company amended and restated its Articles of Incorporation providing for a change in the Company’s name from “Music of Your Life, Inc.” to “The Marquie Group, Inc.” The TMGI business plan is to license, develop and launch a direct-to-consumer, health and beauty product line called “Whim” that use innovative formulations of plant-based, amino-acids and other natural alternatives to chemical ingredients.

Acquisition of Global Nutrition Experience, Inc.

Acquisition of Global Nutrition Experience, Inc.

On November 21, 2019 (see Note 8), the Company merged with Global Nutrition Experience, Inc. (“GNE”) in exchange for the issuance of a total of 193,000,000 shares of our common stock to GNE’s stockholder. The GNE business plan is to license intellectual property to third parties.